Related party transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Transactions
General and administrative expense	$ 19,369	$ 15,311	[1]	$ 13,206	[1]
Vessel operating costs	68,725	71,369	[1]	63,076	[1]
Other financial costs	395	356		394
(Loss)/gain on derivatives	48	(121)	[1]	6,837	[1]
Revenues	(352,541)	(371,146)	[1]	(317,489)	[1]
Net pool allocation	(3,700)
GasLog Ltd. | Commercial management fee
Transactions
General and administrative expense	5,040	5,040		4,535
GasLog Ltd. | Administrative services fee
Transactions
General and administrative expense	10,398	6,547		4,802
GasLog Ltd. | Interest on revolving credit facility
Transactions
Interest expense	935	3,224		413
GasLog Ltd. | Commitment fee on revolving credit facility
Transactions
Other financial costs	304	396		567
GasLog Ltd. | Interest on interest rate swaps
Transactions
(Loss)/gain on derivatives	(1,772)	2,053		549
GasLog Ltd. | Realized loss on forward foreign exchange contracts held for trading
Transactions
(Loss)/gain on derivatives	409
GasLog Ltd. | Compensation for lost hire
Transactions
Revenues	(481)
GasLog LNG Services | Construction supervision fees
Transactions
Vessels				1,846
GasLog LNG Services | Management fees and other vessel management expenses
Transactions
Vessel operating costs	7,176	7,176		6,192
GasLog LNG Services | Other vessel operating costs
Transactions
Vessel operating costs	114	$ 127		$ 95
Cool Pool | Adjustment for net pool allocation
Transactions
Net pool allocation	$ (3,700)

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).